Investments (Tables)	12 Months Ended
Dec. 31, 2018
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Disclosure of Detailed Information about Financial Instruments

As of and for the year ended December 31, 2018:

In $000s	Fair Value Jan. 1, 2018	Net Additions (Disposals)	Transfers	Fair Value Adjustment	Fair Value Dec. 31, 2018
Short-term investments
Common shares [1]	$3,252	$(3,252)	$0	$0	$0
Convertible debt instruments [2]	15,000	(11,000)	8,976	961	13,937

Total short-term investments	$18,252	$(14,252)	$8,976	$961	$13,937
Non-current investments
Common shares [1]	$40,722	$3,370	$0	$(10,953)	$33,139
Warrants and other [2]	3,313	697	0	(1,904)	2,106
Convertible debt instruments [2]	16,595	2,405	(8,976)	974	10,998

Total non-current investments	$60,630	$6,472	$(8,976)	$(11,883)	$46,243

Total Investments	$78,882	$(7,780)	$0	$(10,922)	$60,180

1	Fair value adjustment recorded within Other Comprehensive Income (loss) for the period.
2	Fair value adjustment recorded within Net Income (loss) for the period.

As of and for the year ended December 31, 2017:

In $000s	Fair Value Jan. 1, 2017	Net Additions (Disposals)	Transfers	Fair Value Adjustment	Fair Value Dec. 31, 2017
Short-term investments
Common shares[1]	$—	$—	$3,252	$—	$3,252
Convertible debt instruments [2]	—	—	15,000	—	15,000

Total short-term investments	$—	$—	$18,252	$—	$18,252
Non-current investments
Common shares [1]	$28,850	$6,965	$(3,252)	$8,159	$40,722
Warrants and other[2]	3,404	(1,979)	—	1,888	3,313
Convertible debt instruments [2]	29,039	(1,383)	(15,000)	3,939	16,595

Total non-current investments	$61,293	$3,603	$(18,252)	$13,986	$60,630

Total Investments	$61,293	$3,603	$—	$13,986	$78,882

1	Fair value adjustment recorded within Other Comprehensive Income (loss) for the period.
2	Fair value adjustment recorded within Net Income (loss) for the period.